Trading properties (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of trading properties
	Completed properties	Properties under development (i)	Undeveloped properties	Total
As of June 30, 2020	4,985	2,040	10,642	17,667
Additions	-	669	651	1,320
Currency translation adjustment	(318)	(205)	(615)	(1,138)
Transfers	318	(318)	-	-
Desconsolidation	(3,490)	(233)	(8,888)	(12,611)
Disposals	(1,295)	(640)	(420)	(2,355)
As of June 30, 2021	200	1,313	1,370	2,883
Additions	-	470	37	507
Currency translation adjustment	-	(156)	-	(156)
As of June 30, 2022	200	1,627	1,407	3,234

Schedule of total group trading properties
	06.30.2022	06.30.2021
Non-current	3,041	2,696
Current	193	187
Total	3,234	2,883